Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	$ 98,264,389	$ 11,039,891
Financial sector	72,953,686	38,546,569
Non-financial private sector and foreign residents	7,706,604,958	6,072,174,970
Total	7,877,823,033	6,121,761,430
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector		235
Non-financial private sector and foreign residents	33,715,329	34,254,560
Total	33,715,329	34,254,795
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	5,116,929	6,861,636
Financial sector	62,559,826	16,932,594
Non-financial private sector and foreign residents	2,198,701,728	2,164,067,764
Total	2,266,378,483	2,187,861,994
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	12,846,907	3,086,386
Financial sector	175,590	813,452
Non-financial private sector and foreign residents	825,930,778	817,431,308
Total	838,953,275	821,331,146
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	13,291,156	237,839
Financial sector	243,096	5,688,866
Non-financial private sector and foreign residents	961,357,708	767,638,374
Total	974,891,960	773,565,079
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	32,391,066	396,354
Financial sector	8,383,578	8,538,159
Non-financial private sector and foreign residents	1,122,689,315	845,072,559
Total	1,163,463,959	854,007,072
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	34,618,331	457,441
Financial sector	1,587,714	4,721,603
Non-financial private sector and foreign residents	1,236,273,229	712,557,449
Total	1,272,479,274	717,736,493
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Financial sector	3,882	1,851,895
Non-financial private sector and foreign residents	1,327,936,871	731,152,956
Total	$ 1,327,940,753	$ 733,004,851